Note 3 - Segment and Geographic Information (Details Textual) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Number of Operating Segments									2
Multi-client Data Library Impairment Charges									$ 1,167	$ 9,072	$ 0
Goodwill, Impairment Loss									4,150	0	0
Amortization of Government Relief Funding Estimated to be Forgiven									6,923	0	0
Operating Income (Loss), Total	$ (4,279)	$ (11,164)	$ (5,472)	$ 6,326	$ (9,827)	$ 3,858	$ (2,553)	$ (15,937)	(14,589)	(24,459)	(54,272)
Operating Expenses, Total									56,246	84,481	113,892
Share-based Payment Arrangement, Noncash Expense, Total									2,043	4,701	3,337
Tangible Asset Impairment Charges, Total									0	0	36,553
Depreciation, Depletion and Amortization, Including Data Library Amortization									26,296	43,198	57,751
Segment Reconciling Items [Member]
Operating Income (Loss), Total									(23,167)	(41,481)	(83,325)	[1],[2]
Depreciation, Depletion and Amortization, Including Data Library Amortization									$ 481	$ 445	5,083	[3],[4]
Ocean Bottom Integrated Technologies [Member] | Segment Reconciling Items [Member]
Operating Income (Loss), Total											(11,100)
Operating Expenses, Total											5,100
Share-based Payment Arrangement, Noncash Expense, Total											2,100
Tangible Asset Impairment Charges, Total											36,600
Depreciation, Depletion and Amortization, Including Data Library Amortization											$ 4,200

[1]	(e) Includes loss from operations of previously reported Ocean Bottom Integrated Technologies segment of $11.1 million for the year ended December 31, 2018, which includes Other’s gross profit above, operating expenses of $5.1 million for the year ended December 31, 2018, stock appreciation right awards and related expenses $2.1 million for the year ended December 31, 2018 and impairment charge of $36.6 million for the year ended December 31, 2018.
[2]	Includes loss from operations of previously reported Ocean Bottom Integrated Technologies segment of $11.1 million for the year ended December 31, 2018, which includes Other’s gross profit above, operating expenses of $5.1 million for the year ended December 31, 2018, stock appreciation right awards and related expenses $2.1 million for the year ended December 31, 2018 and impairment charge of $36.6 million for the year ended December 31, 2018.
[3]	(a) Includes depreciation and amortization of previously reported Ocean Bottom Integrated Technologies segment of $4.2 million.
[4]	Includes depreciation and amortization of previously reported Ocean Bottom Integrated Technologies segment of $4.2 million.